UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2014

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
MAY 31, 2014

BP Capital TwinLine Energy Fund
Class A – Ticker: BPEAX
Class I – Ticker: BPEIX

BP Capital TwinLine MLP Fund
Class A – Ticker: BPMAX
Class I – Ticker: BPMIX

TABLE OF CONTENTS

Allocation of Investments	2

Schedule of Investments

BP Capital TwinLine Energy Fund	3

BP Capital TwinLine MLP Fund	6

Statements of Assets and Liabilities	8

Statements of Operations	9

Statement of Changes in Net Assets

BP Capital TwinLine Energy Fund	10

BP Capital TwinLine MLP Fund	11

Financial Highlights

BP Capital TwinLine Energy Fund	12

BP Capital TwinLine MLP Fund	14

Notes to the Financial Statements	16

Expense Example	24

Approval of Investment Advisory Agreement	26

Additional Information	28

Privacy Notice	29

BP Capital Funds
ALLOCATION OF INVESTMENTS
May 31, 2014 (Unaudited)

BP Capital TwinLine Energy Fund

BP Capital TwinLine MLP Fund

BP Capital TwinLine Energy Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

	Shares	Fair Value

COMMON STOCKS – 68.8%

Chemicals – 9.7%
Axiall Corp.	22,100	$1,021,241
Dow Chemical Co.	28,251	1,472,442
Eastman Chemical Co.	15,770	1,391,860
Westlake Chemical Corp.	14,000	1,131,900
		5,017,443

Electrical Equipment – 2.3%
Emerson Electric Co.	17,933	1,196,669

Exploration & Production – 13.5%
Anadarko Petroleum Corp.	10,242	1,053,492
Concho Resources, Inc. (a)	6,890	908,102
Diamondback Energy, Inc. (a)	13,000	981,240
EOG Resources, Inc.	10,058	1,064,136
Gulfport Energy Corp. (a)	22,771	1,401,100
Parsley Energy, Inc. (a)	6,000	142,620
Range Resources Corp.	15,888	1,476,790
		7,027,480

Gathering & Processing – 2.9%
EnLink Midstream LLC	35,867	1,480,231

Integrated – 2.5%
Chevron Corp.	10,523	1,292,119

Machinery – 3.1%
Ingersoll-Rand PLC	27,198	1,626,984

Marine – 3.6%
Kirby Corp. (a)	8,578	948,298
Nordic American Tankers, Ltd.	115,000	940,700
		1,888,998

Metals & Mining – 4.9%
Allegheny Technologies, Inc.	29,502	1,211,647
Century Aluminum Co. (a)	96,800	1,321,320
		2,532,967

Oil Field Services – 11.7%
Basic Energy Services, Inc. (a)	40,000	1,088,000
Halliburton Co.	21,333	1,378,965
Key Energy Services, Inc. (a)	53,300	429,065
Patterson-UTI Energy, Inc.	49,470	1,636,963
US Silica Holdings, Inc.	30,000	1,517,100
		6,050,093

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Energy Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2014 (Unaudited)

	Shares	Fair Value

COMMON STOCKS (Continued)

Refining – 13.6%
Marathon Petroleum Corp.	18,537	$1,657,023
PBF Energy, Inc.	31,200	995,592
Tesoro Corp.	26,481	1,488,232
Valero Energy Corp.	29,905	1,676,175
Western Refining, Inc.	30,627	1,256,320
		7,073,342

Transportation Equipment – 1.0%
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	120,000	522,000
TOTAL COMMON STOCKS (Cost $31,858,747)		35,708,326

PARTNERSHIPS & TRUSTS – 21.4%

Crude/Refined Product Transportation – 9.1%
PBF Logistics LP (a)	63,958	1,710,876
Plains GP Holdings LP – Class A	47,226	1,303,438
Valero Energy Partners LP	38,263	1,700,025
		4,714,339

Gathering & Processing – 9.6%
Access Midstream Partners LP	16,000	1,007,840
American Midstream Partners LP	44,500	1,315,865
Enable Midstream Partners LP (a)	40,500	1,028,700
Western Gas Equity Partners LP	31,142	1,618,139
		4,970,544

Natural Gas/NGL Transportation – 2.7%
Enterprise Products Partners LP	19,105	1,429,436
TOTAL PARTNERSHIPS & TRUSTS (Cost $9,657,213)		11,114,319

	Principal
	Amount

CONVERTIBLE BONDS – 2.3%

Exploration & Production – 2.3%
Cobalt International Energy, Inc., 2.625%, 12/01/2019	$1,275,000	1,192,125
TOTAL CONVERTIBLE BONDS (Cost $1,164,705)		1,192,125

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Energy Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2014 (Unaudited)

	Shares	Fair Value

WARRANTS – 0.5%

Natural Gas/NGL Transportation – 0.5%
Kinder Morgan, Inc., Expiration 05/25/2017, Strike Price $40.00 (a)	125,000	$286,250
TOTAL WARRANTS (Cost $267,550)		286,250

SHORT-TERM INVESTMENTS – 6.8%

Money Market Funds– 6.8%
Invesco Short-Term Investment Trust Liquid Assets Portfolio, 0.06% (b)	3,514,141	3,514,141
TOTAL SHORT-TERM INVESTMENTS (Cost $3,514,141)		3,514,141

Total Investments (Cost $46,462,356) – 99.8%		51,815,161
Other Assets in Excess of Liabilities – 0.2%		116,246
TOTAL NET ASSETS – 100.0%		$51,931,407

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of May 31, 2014.

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine MLP Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

	Shares	Fair Value

COMMON STOCKS – 12.6%

Gathering & Processing – 6.0%
EnLink Midstream LLC	9,465	$390,620

Natural Gas/NGL Transportation – 6.6%
ONEOK, Inc.	3,875	249,899
Targa Resources Corp.	1,611	185,200
		435,099
TOTAL COMMON STOCKS (Cost $694,527)		825,719

PARTNERSHIPS & TRUSTS – 78.8%

Crude/Refined Product Transportation – 41.3%
Arc Logistics Partners LP	6,913	163,078
Buckeye Partners LP	2,100	164,766
Magellan Midstream Partners LP	3,800	311,144
MPLX LP	5,000	285,800
NGL Energy Partners LP	7,006	280,240
PBF Logistics LP (a)	14,738	394,241
Phillips 66 Partners LP	4,729	286,341
Plains GP Holdings LP – Class A	9,121	251,739
Sunoco Logistics Partners LP	3,000	276,000
Valero Energy Partners LP	6,397	284,219
		2,697,568

Gathering & Processing – 27.4%
Access Midstream Partners LP	5,960	375,420
American Midstream Partners LP	7,278	215,211
Crestwood Midstream Partners LP	11,500	250,700
Enable Midstream Partners LP (a)	7,800	198,120
MarkWest Energy Partners LP	2,563	158,778
Regency Energy Partners LP	6,000	166,800
Western Gas Equity Partners LP	8,218	427,007
		1,792,036

Natural Gas/NGL Transportation – 10.1%
Energy Transfer Partners LP	2,900	163,328
Enterprise Products Partners LP	5,042	377,243
Targa Resources Partners LP	1,822	123,823
		664,394
TOTAL PARTNERSHIPS & TRUSTS (Cost $4,507,080)		5,153,998

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine MLP Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2014 (Unaudited)

	Shares	Fair Value

WARRANTS – 1.1%

Natural Gas/NGL Transportation – 1.1%
Kinder Morgan, Inc., Expiration 05/25/2017, Strike Price $40.00 (a)	31,000	$70,990
TOTAL WARRANTS (Cost $62,672)		70,990

SHORT-TERM INVESTMENTS – 13.3%

Money Market Funds – 13.3%
Invesco Short-Term Investment Trust Liquid Assets Portfolio, 0.06% (b)	867,201	867,201
TOTAL SHORT-TERM INVESTMENTS (Cost $867,201)		867,201

Total Investments (Cost $6,131,480) – 105.8%		6,917,908
Liabilities in Excess of Other Assets – (5.8)%		(381,616)
TOTAL NET ASSETS – 100.0%		$6,536,292

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of May 31, 2014.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2014 (Unaudited)

	BP Capital	BP Capital
	TwinLine	TwinLine
	Energy Fund	MLP Fund

Assets:
Investments, at value (cost $46,462,356 and $6,131,480, respectively)	$51,815,161	$6,917,908
Receivable for capital shares sold	217,424	9,426
Dividends and interest receivable	59,991	40
Receivable from Advisor	—	9,980
Other assets	3,296	3,555
Total Assets	52,095,872	6,940,909

Liabilities:
Deferred tax liability	—	319,785
Payable to Advisor	45,289	—
Payable for distribution (Rule 12b-1) expenses	880	198
Accrued fund accounting fees	18,934	11,479
Accrued fund administration fees	22,818	13,207
Accrued custody fees	2,216	1,583
Accrued Trustee fees and expenses	697	635
Accrued service fees	18,742	2,226
Accrued transfer agent fees	14,932	14,709
Accrued expenses and other liabilities	39,957	40,795
Total Liabilities	164,465	404,617
Net Assets	$51,931,407	$6,536,292

Net Assets Consist Of:
Paid in capital	$45,280,120	$5,946,515
Accumulated net investment income (loss), net of deferred tax benefit	(109,264)	491,867
Accumulated net realized gain on investments, net of deferred tax benefit	1,407,746	290,747
Net unrealized appreciation (depreciation)
on investments, net of deferred tax expense	5,352,805	(192,837)
Total Net Assets	$51,931,407	$6,536,292

Class A
Net Assets	$523,956	$631,530
Shares issued
(unlimited number of beneficial interest authorized, $0.01 par value)	22,701	28,533
Net asset value, redemption price and offering price per share	$23.08	$22.13

Class I
Net Assets	$51,407,451	$5,904,762
Shares issued
(unlimited number of beneficial interest authorized, $0.01 par value)	2,227,621	266,637
Net asset value, redemption price and offering price per share	$23.08	$22.15

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2014* (Unaudited)

	BP Capital	BP Capital
	TwinLine	TwinLine
	Energy Fund	MLP Fund

Investment Income:
Distributions received from master limited partnerships	$115,349	$84,433
Less: return of capital on distributions	(115,349)	(84,433)
Dividends from common stock
(net of foreign taxes withheld of $733 and $0, respectively)	199,931	8,865
Interest	18,851	183
Total Investment Income	218,782	9,048

Expenses:
Investment advisory fees (See Note 4)	234,274	24,485
Administration fees	26,802	17,178
Fund accounting fees	20,950	13,447
Transfer agent fees	17,472	17,452
Custody fees	3,167	2,454
Federal and State registration	23,644	16,974
Insurance expense	820	808
Audit fees	10,970	19,945
Compliance fees	5,485	4,114
Legal fees	4,337	4,337
Reports to shareholders	4,388	4,388
Trustee fees and expenses	2,102	1,915
Distribution expenses – Class A (See Note 4)	62	103
Service fees	18,742	2,226
Other	1,940	2,226
Total Expenses	375,155	132,052
Expense Waiver (See Note 4)	(47,109)	(98,560)
Net Expenses	328,046	33,492
Net investment loss, before deferred tax benefit	(109,264)	(24,444)
Deferred tax benefit	—	516,311
Net Investment Income (Loss)	(109,264)	491,867

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments, before deferred tax benefit	1,407,746	147,578
Deferred tax benefit	—	143,169
Net realized gain on investments	1,407,746	290,747
Change in net unrealized appreciation on investments, before deferred tax expense	5,352,805	786,428
Deferred tax expense	—	(979,265)
Change in net unrealized appreciation (depreciation) on investments	5,352,805	(192,837)
Net realized and unrealized gain on investments	6,760,551	97,910
Net Increase in Net Assets Resulting from Operations	$6,651,287	$589,777

*	Funds commenced operations on December 31, 2013.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine Energy Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
May 31, 2014*
(Unaudited)
Operations:
Net investment loss	$(109,264)
Net realized gain on investment transactions	1,407,746
Change in net unrealized appreciation on investments	5,352,805
Net increase in net assets resulting from operations	6,651,287

Capital Share Transactions:
Proceeds from shares sold
Class A shares	514,342
Class I shares	44,765,923
Cost of shares redeemed
Class A shares	—
Class I shares	(145)
Net increase in net assets from capital share transactions	45,280,120

Net Increase in Net Assets	51,931,407
Net Assets:
Beginning of period	—
End of period**	$51,931,407
** Includes accumulated net investment loss of	$(109,264)

Changes in shares outstanding:	Shares
Class A shares
Shares sold	22,701
Reinvested dividends	—
Shares redeemed	—
Net increase in shares outstanding	22,701

Class I shares
Shares sold	2,227,627
Reinvested dividends	—
Shares redeemed	(6)
Net increase in shares outstanding	2,227,621

*	Fund commenced operations on December 31, 2013.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine MLP Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
May 31, 2014*
(Unaudited)
Operations:
Net investment income, net of deferred tax benefit	$491,867
Net realized gain on investment transactions, net of deferred tax benefit	290,747
Change in net unrealized depreciation on investments, net of deferred tax expense	(192,837)
Net increase in net assets resulting from operations	589,777

Distributions to Shareholders:
Return of capital:
Class A shares	(5)
Class I shares	(26,900)
(26,905)

Capital Share Transactions:
Proceeds from shares sold
Class A shares	618,515
Class I shares	5,328,000
Proceeds from dividends reinvested
Class A shares	5
Class I shares	26,900
Net increase in net assets from capital share transactions	5,973,420

Net Increase in Net Assets	6,536,292
Net Assets:
Beginning of period	—
End of period**	$6,536,292
** Includes accumulated net investment income of	$491,867

Changes in shares outstanding:	Shares
Class A shares
Shares sold	28,533
Reinvested dividends	—
Shares redeemed	—
Net increase in shares outstanding	28,533

Class I shares
Shares sold	265,324
Reinvested dividends	1,313
Shares redeemed	—
Net increase in shares outstanding	266,637

*	Fund commenced operations on December 31, 2013.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine Energy Fund – Class A
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period.

	Period Ended
	May 31, 2014(1)
	(Unaudited)
Net asset value, beginning of period	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.08)
Net realized and unrealized gain on investments	3.16
Total from investment operations	3.08

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gain	—
Total distributions	—
Net asset value, end of period	$23.08

Total return	15.40	%(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$524.0

Ratio of expenses to average net assets:
Before fees waived	2.25	%(4)
After fees waived	2.00	%(4)

Ratio of net investment income (loss) to average net assets:
Before fees waived	(1.09	)%(4)
After fees waived	(0.84	)%(4)
Portfolio turnover rate	34	%(3)

(1)	Fund commenced operations on December 31, 2013.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine Energy Fund – Class I
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period.

	Period Ended
	May 31, 2014(1)
	(Unaudited)
Net asset value, beginning of period	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.05)
Net realized and unrealized gain on investments	3.13
Total from investment operations	3.08

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gain	—
Total distributions	—
Net asset value, end of period	$23.08

Total return	15.40	%(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$51,407.5

Ratio of expenses to average net assets:
Before fees waived	2.00	%(4)
After fees waived	1.75	%(4)

Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.83	)%(4)
After fees waived	(0.58	)%(4)
Portfolio turnover rate	34	%(3)

(1)	Fund commenced operations on December 31, 2013.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine MLP Fund – Class A
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period.

	Period Ended
	May 31, 2014(1)
	(Unaudited)
Net asset value, beginning of period	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	1.98
Net realized and unrealized gain on investments	0.25
Total from investment operations	2.23

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gain	—
Return of capital	(0.10)
Total distributions	(0.10)
Net asset value, end of period	$22.13

Total return	11.17	%(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$631.5

Ratio of expenses to average net assets:
Gross operating expenses, before fees waived	6.18	%(4)
Fees waived	(4.43	)%(4)
Operating expenses, after fees waived	1.75	%(4)
Deferred tax expense	14.37	%(4)(5)
Total expense	16.12	%(4)

Ratio of net investment income to average net assets:
Before fees waived	17.42	%(4)
After fees waived	21.85	%(4)
Portfolio turnover rate	40	%(3)

(1)	Fund commenced operations on December 31, 2013.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	For the period ended May 31, 2014, the Fund accrued $319,785 in net deferred tax expense, of which $5,920 is attributable to Class A.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine MLP Fund – Class I
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period.

	Period Ended
	May 31, 2014(1)
	(Unaudited)
Net asset value, beginning of period	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	1.90
Net realized and unrealized gain on investments	0.36
Total from investment operations	2.26

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gain	—
Return of capital	(0.11)
Total distributions	(0.11)
Net asset value, end of period	$22.15

Total return	11.33	%(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$5,904.8

Ratio of expenses to average net assets:
Gross operating expenses, before fees waived	5.93	%(4)
Fees waived	(4.43	)%(4)
Operating expenses, after fees waived	1.50	%(4)
Deferred tax expense	14.37	%(4)(5)
Total expense	15.87	%(4)

Ratio of net investment income to average net assets:
Before fees waived	17.67	%(4)
After fees waived	22.10	%(4)
Portfolio turnover rate	40	%(3)

(1)	Fund commenced operations on December 31, 2013.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	For the period ended May 31, 2014, the Fund accrued $319,785 in net deferred tax expense, of which $313,865 is attributable to Class I.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The BP Capital TwinLine Energy Fund (the “Energy Fund”) and BP Capital TwinLine MLP Fund (the “MLP Fund”) (collectively the “Funds”) are a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (The “1940 Act”) as an open-end investment management company. The Funds are managed by BP Capital Fund Advisors, LLC (“the Advisor”).  The Funds commenced operations on December 31, 2013.

The Energy Fund’s objective is to seek total return.  The Fund intends to conduct its operations so that it qualifies to be taxed as a “regulated investment company” (“RIC”) for federal income tax purposes, which will relieve the Fund of any liability for federal income tax to the extent its income and capital gains are distributed to shareholders.

The MLP Fund’s investment objective is to seek capital appreciation through distribution growth along with current income. The MLP Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Because the MLP Fund is treated as a “C” corporation, it will not be taxed as a RIC under Subchapter M of the Code, and therefore, will not seek to comply with the diversification requirements applicable to RICs.

Each Fund offers two classes of shares, Class A and Class I. Both classes of shares hold equal rights as to earnings and assets with A Class shares bearing 12b-1 distribution expenses. Each class of shares has exclusive voting rights with respect to matters affecting that individual class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2014 (Unaudited)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Energy Fund’s net assets as of May 31, 2014. See the Schedule of Investments for industry breakouts:

Investments at Fair Value

	Level 1	Level 2	Level 3	Total
Common Stocks	$35,708,326	$—	$—	$35,708,326
Partnerships & Trusts	11,114,319	—	—	11,114,319
Convertible Bonds	—	1,192,125	—	1,192,125
Warrants	286,250	—	—	286,250
Short-Term Investments	3,514,141	—	—	3,514,141
Total Investment in Securities	$50,623,036	$1,192,125	$—	$51,815,161

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the MLP Fund’s net assets as of May 31, 2014. See the Schedule of Investments for industry breakouts:

Investments at Fair Value

	Level 1	Level 2	Level 3	Total
Common Stocks	$825,719	$—	$—	$825,719
Partnerships & Trusts	5,153,998	—	—	5,153,998
Warrants	70,990	—	—	70,990
Short-Term Investments	867,201	—	—	867,201
Total Investment in Securities	$6,917,908	$—	$—	$6,917,908

It is the Funds’ policy to recognize transfers between levels at the end of the Funds’ reporting period.  There were no transfers made into or out of Level 1, 2, or 3 during the period ended May 31, 2014.

B.
Partnership Accounting Policy.  The Funds record their pro rata share of income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.  Distributions received from each of the Fund’s investment in master limited partnerships (“MLPs”) generally are comprised of ordinary income, capital gains and return of capital from the energy trusts of MLPs. The Funds record investment income on the ex-date of the distributions. For financial statement purposes, the Funds use return of capital and income estimates to allocate the dividend income received. Such estimates are based on historical information available from each energy trust, MLP and other industry sources. These estimates may subsequently be revised based on information received from energy trusts or MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Energy Fund normally are declared and paid on an annual basis. The MLP Fund intends to make quarterly cash distributions of all or a portion of its net income (after taxes) to its shareholders.  Due to the tax treatment of the MLP Fund’s allocations and distributions from MLPs, the Advisor expects that a significant portion of the MLP Fund’s distributions to shareholders will typically be treated as return of capital in the hands of shareholders for U.S. federal income tax purposes (i.e., as distributions in excess of the MLP Fund’s current and accumulated earnings and profits as described below).  However, no assurance can be given in  this regard; just as the MLP Fund’s corporate income tax liability can fluctuate materially from year to year, the extent to which the MLP Fund is able to make return-of-capital distributions also can vary materially from year to year depending on a number different factors, including the composition of the MLP Fund’s portfolio, the level of allocations of net income and other tax items for the MLP Fund from its underlying MLP investments during a

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2014 (Unaudited)

particular taxable year, the length of time the MLP Fund has owned the MLP equity securities in it portfolio, and the extent to which the MLP Fund disposes of MLP equity securities during a particular year, including, if necessary, to meet Fund shareholder redemption requests. Distributions are recorded on the ex-dividend date.

In general, a distribution will constitute a return of capital to a shareholder, rather than a dividend, to the extent such distribution exceeds a Fund’s current and accumulated earnings and profits.  The portion of any distribution treated as a return of capital will constitute a tax-free return of capital to the extent of the shareholder’s basis in its Fund shares and thereafter generally will be taxable to the shareholder as a capital gain.  Any such distribution, in turn, will result in a reduction in a shareholder’s basis in a Fund’s shares (but not below zero) to the extent of the return of capital and in the shareholder’s recognizing more gain or less loss (that is, will result in an increase of a shareholder’s tax liability) when the shareholder later sells shares of a Fund.  To permit a Fund to maintain a more stable distribution rate, a Fund may distribute less or more than the entire amount of cash it receives from its investment in a particular period.  Any undistributed cash would be available to supplement future distributions, and until distributed would add to a Fund’s net asset value.  Correspondingly, such amounts, once distributed, will be deducted from a Fund’s net asset value.  In addition, in the discretion of a Fund, a Fund may determine not to make distributions in quarters in which a Fund believes that a distribution could cause adverse tax consequences to shareholders, including when a Fund believes that a distribution may not constitute a tax-free return of capital as described above.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Funds’ NAV per share.

G.
Non-Diversification.  The Funds are “non-diversified” mutual funds and, as such, they are not subject to the diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).  Under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of one issuer (and in not more than 10% of the outstanding voting securities of an issuer), excluding cash, Government securities, and securities of other investment companies.  Accordingly, the Funds are permitted to invest a greater percentage of their assets in the securities of a single issuer than a diversified fund.  As a result, a decline in the value of those holdings would cause an overall decline in value to decline to a greater degree than if each of these vehicles held a more diversified portfolio.

H.
MLP Tax Risk.  Much of the benefit that each Fund may derive from its investment in equity securities of MLPs is a result of MLPs generally being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income.

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2014 (Unaudited)

I.
Tax Estimation/NAV Risk.  Any deferred tax liability balance will reduce the MLP Fund’s NAV.  The MLP Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses.  Any deferred tax asset balance will increase the BP MLP Fund’s NAV. To the extent the MLP Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required.  The MLP Fund will rely to some extent on information provided by MLPs, which may not be provided to the MLP Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of the MLP Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the MLP Fund’s NAV could vary dramatically from the MLP Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the MLP Fund’s NAV.

J.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

K.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The MLP Fund declared distributions of return of capital payable on June 2, 2014 to shareholders of record on May 30, 2014.  The distributions from Class A and Class I shares were $2,404 or $0.08 per share and $23,429 or $0.09 per share, respectively.

NOTE 3 – INCOME TAXES

The MLP Fund, taxed as a corporation, is obligated to pay federal and state income tax on its taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35% and the Fund may be subject to a 20% federal alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds the regular federal income tax. The MLP Fund invests its assets primarily in MLPs which generally are treated as partnerships for federal income tax purposes. As a limited partner in MLPs, the Fund reports its allocable share of each MLP’s taxable income in computing its own taxable income. The Energy Fund invests its assets primarily in energy trusts and MLPs and is not subject to U.S. federal corporate income taxation at the Trust or entity level.

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, dividends deemed paid upon shareholder redemption of fund shares and tax attributes from fund reorganizations.  Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications may have no impact on net investment income, realized gains or losses, or net asset value of the Funds.

In calculating the MLP Fund’s daily net asset value, the Fund will account for its deferred tax liability and/or asset balances. The Fund will accrue in accordance with GAAP, a deferred income tax liability balance at the current effective U.S. Federal income tax rate plus an estimated state income tax rate for its future tax liability associated

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2014 (Unaudited)

with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred income tax asset will not be realized. From time to time, as new information becomes available, the MLP Fund will modify its estimates or assumption regarding the deferred tax liabilities or assets. Components of the MLP Fund’s deferred tax assets and liabilities as of May 31, 2014, are as follows:

Total
Deferred Tax Assets:
Net Operating Loss	$516,311
Capital Loss	143,169
Total Deferred Tax Assets	659,480
Deferred Tax Liabilities:
Unrealized Gains (Losses) on Investment Securities	979,265
Capital Gains (Losses) on Investment Securities	—
Total Net Deferred Tax Liability	$(319,785)

To the extent the MLP Fund has a net capital loss in any tax year, the net capital loss generally can be carried back three years and forward five years to offset any capital gains realized during those other years. To the extent the MLP Fund has a net operating loss in any tax year the net operating loss generally can be carried back two years or forward twenty years to reduce the Fund’s net income realized during those other years. In the event a capital loss carryover or net operating loss carryover cannot be utilized in the carryover periods, the Fund’s U.S. federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders. As of May 31, 2014, the most recent tax year end, the MLP Fund did not have any capital loss carryovers.

Total income taxes have been computed by applying the federal statutory income tax rate of 34% plus a blended state income tax rate of 1.6%. The MLP Fund applied this effective rate to net investment income, realized and unrealized gains on investments before taxes in computing its total income taxes.

Total Tax Expense (Benefit)

Total
Tax Expense (Benefit) at Statutory Rates	$309,251
State Income Tax Expense (Net of Federal Benefit)	14,553
Tax Expense (Benefit) on Permanent Items(1)	(4,019)
Tax Expense (Benefit) due to Change in Effective State Rates	—
Change in Valuation Allowance	—
Total tax expense	$319,785
(1)	Permanent items are made up of dividends received deductions.

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2014 (Unaudited)

The tax composition of distributions paid during the period ended May 31, 2014 for the MLP Fund was estimated as follows:

	Ordinary	Long-Term	Return of	Earnings &
Year	Income(1)	Capital Gains	Capital	Profits
2014	$ —	$ —	$26,905	$ —

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

The Energy Fund did not make any distributions during the period ended May 31, 2014.

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily due to timing differences of income recognition from the MLP investments.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed or expected to be filed since inception of the Funds. No income tax returns are currently under examination. The tax periods since inception remain subject to examination by the tax authorities in the United States. Due to the nature of the Funds’ investments, the Funds may be required to file income tax returns in several states. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 6 months.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.25% for the Energy Fund and 1.10% for the MLP Fund, based upon the average daily net assets of the Funds. For the current period ended May 31, 2014, the Funds incurred $234,274 and $24,485 respectively in advisory fees.

The Advisor has contractually agreed to limit each Fund’s annual ratio of expenses before taxes for both Class A and Class I shares as of each class’ average daily net assets. For the Energy Fund, the Class A and Class I shares expense limits are 2.00% and 1.75%, respectively.  For the MLP Fund, the Class A and Class I shares expense limits are 1.75% and 1.50%, respectively. The contract’s term is indefinite. At May 31, 2014, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Energy Fund and MLP Fund that may be recouped was $47,109 and $98,560, respectively. The Advisor may recover a portion of the above amount no later than the dates as stated below:

Fund	Year of Expiration	Amount
Energy Fund	November 30, 2017	$47,109
MLP Fund	November 30, 2017	98,560

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect and wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2014 (Unaudited)

returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers if the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the period ended May 31, 2014 are disclosed in the Statements of Operations.

Pursuant to a Shareholder Service Plan adopted by the Trust established by the Funds with respect to the Class A shares and Class I shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). As compensation for the Shareholder Servicing Activities, each Fund pays the Advisor a fee of up to 0.10% of each Fund’s Class A shares’ and I Class shares’ average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The distribution plan requires the payment of a monthly service fee to Foreside Fund Services, LLC (the “Distributor”), the distributor (also known as the principal underwriter) of the shares at an annual rate of 0.25% of the average daily net assets attributed to Class A shares of the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2014, the cost of purchases of securities, excluding short-term securities, for the Energy Fund and the MLP Fund was $56,788,522 and $7,272,979, respectively. The proceeds from sales of securities, excluding short-term securities, for the Energy Fund and MLP Fund were $15,065,100 and $2,052,319, respectively. There were no reportable purchases or sales of U.S. Government obligations for the period ended May 31, 2014.

BP Capital Funds
EXPENSE EXAMPLE
For the Period Ended May 31, 2014 (Unaudited)

As a shareholder of the BP Capital TwinLine Energy Fund and/or BP Capital TwinLine MLP Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) and service fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2013 through May 31, 2014).

Actual Expenses

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and, with respect to the BP Capital TwinLine MLP Fund, do not reflect current and deferred income tax expense or any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these current and deferred income tax expense and transaction costs were included, your costs would have been higher.

BP Capital Funds
EXPENSE EXAMPLE (Continued)
For the Period Ended May 31, 2014 (Unaudited)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 31, 2013	May 31, 2014	During the Period*
BP Capital TwinLine Energy Fund – Class A
Actual	$1,000.00	$1,154.00	$8.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.96	$10.05

*
The actual expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 151/365 to reflect the period from December 31, 2013 to May 31, 2014, the Fund’s commencement of operations date to the end of the period.  The hypothetical expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by 181/365 to reflect the most recent six-month period.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 31, 2013	May 31, 2014	During the Period*
BP Capital TwinLine Energy Fund – Class I
Actual	$1,000.00	$1,154.00	$7.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.21	$8.80

*
The actual expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 151/365 to reflect the period from December 31, 2013 to May 31, 2014, the Fund’s commencement of operations date to the end of the period.  The hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by 181/365 to reflect the most recent six-month period.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 31, 2013	May 31, 2014	During the Period*
BP Capital TwinLine MLP Fund – Class A
Actual	$1,000.00	$1,111.70	$7.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.21	$8.80

*
The actual expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 151/365 to reflect the period from December 31, 2013 to May 31, 2014, the Fund’s commencement of operations date to the end of the period.  The hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by 181/365 to reflect the most recent six-month period.  The annualized expense ratio excludes deferred income tax expense.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 31, 2013	May 31, 2014	During the Period*
BP Capital TwinLine MLP Fund – Class I
Actual	$1,000.00	$1,113.30	$6.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54

*
The actual expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 151/365 to reflect the period from December 31, 2013 to May 31, 2014, the Fund’s commencement of operations date to the end of the period.  The hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by 181/365 to reflect the most recent six-month period.  The annualized expense ratio excludes deferred income tax expense.

BP Capital Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At meetings held on November 11-12, 2013 and December 16, 2013, the Board (which is comprised of five persons all of whom are Independent Trustees as defined under the Investment Company Act of 1940) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for the BP Capital TwinLine Energy Fund and BP Capital TwinLine MLP Fund (the “Funds”), each a new series of Professionally Managed Portfolios, with BP Capital Fund Advisors, LLC (the “Advisor”).  At the meetings, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services to be provided by the Advisor to the Funds under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees discussed the nature, extent and quality of the Advisor’s overall services to be provided to the Funds as well as its specific responsibilities in all aspects of the day-to-day management of each Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor that would be involved in the day-to-day activities of the Funds.  The Board reviewed the proposed services the Advisor would provide to each Fund, noting to what degree those services extended beyond portfolio management and the receipt of any additional fees by the Advisor or its affiliates.  The Board also considered the structure of the Advisor’s compliance procedures and the trading capability of the Advisor.  After reviewing the Advisor’s compliance policies and procedures, the Board concluded that the policies and procedures were reasonably designed to prevent a violation of the federal securities laws.  The Board then concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory.

2.
The Funds’ historical performance and the overall performance of the Advisor.  As the Funds were newly created, the Board was unable to review the performance of the Funds.  The Board did consider the performance history of the Advisor’s affiliate with respect to similarly-managed separate accounts.

3.
Costs of Services Provided and Profits Realized by the Advisor.  The Board noted that the proposed advisory fees as a percentage of average daily net assets were 1.25% for the BP Capital TwinLine Energy Fund and 1.10% for the BP Capital TwinLine MLP Fund.  For the BP Capital TwinLine Energy Fund, the Board noted that the Advisor agreed to enter into an agreement to limit the annual expense ratio to 2.00% and 1.75% of the average daily net assets of Class A shares and Class I shares of the Fund, respectively.  For BP Capital TwinLine MLP Fund, the Board noted that the Advisor agreed to enter into an agreement to limit the annual expense ratio to 1.75% and 1.50% of the average daily net assets of Class A shares and Class I shares, respectively.  The Board also considered the services the Advisor’s affiliate provided to its institutional and separately managed account clients comparing the fees charged for those management services to the proposed fees for the Funds.  The Board concluded that the fees to be received by the Advisor were fair and reasonable.

4.
Economies of Scale.  The Board also considered that economies of scale could be expected to be realized by the Advisor as the assets of each Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that each Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, as they had yet to commence operations, but would revisit this issue in the future as circumstances changed and asset levels increased.

BP Capital Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Trustees discussed the likely overall profitability of the Advisor from managing the new Funds.  In assessing possible profitability, the Trustees reviewed the Advisor’s financial information and took into account both the likely direct and indirect benefits to the Advisor from advising the Funds, including 12b-1 distribution fees for Class A shares of the Fund.  The Trustees concluded that the Advisor’s profit from managing the Funds would likely not be excessive and, after review of relevant financial information, the Advisor would have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather, the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Funds and their shareholders.

BP Capital Funds
ADDITIONAL INFORMATION

Information About Proxy Voting (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-855-40-BPCAP (1-855-402-7227) or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free 1-855-40-BPCAP (1-855-402-7227) or by accessing the SEC’s website at www.sec.gov.

Information About Portfolio Holdings (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-855-40-BPCAP (1-855-402-7227).  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedules of portfolio holdings are posted on their website at www.bpcfunds.com within 60 business days after calendar quarter end.

Householding (Unaudited)

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more account are from the same family.  If you would like to discontinue householding for your accounts, please call toll-free 1-855-40-BPCAP (1-855-402-7227) to request individual copies of these documents.  We will begin sending individual copies thirty days after receiving your request to stop householding.  This policy does not apply to account statements.

Information About the Funds’ Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-855-40-BPCAP (1-855-402-7227).  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.bpcfunds.com.

BP Capital Funds
PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and

•  Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
BP Capital Fund Advisors, LLC
8117 Preston Road, Suite 260
Dallas, Texas 75225

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-40-BPCAP (1-855-402-7227)

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York 10022

Fund Information

Fund	Symbol	CUSIP
BP Capital TwinLine Energy Fund – Class A	BPEAX	74316J292
BP Capital TwinLine Energy Fund – Class I	BPEIX	74316J284
BP Capital TwinLine MLP Fund – Class A	BPMAX	74316J276
BP Capital TwinLine MLP Fund – Class I	BPMIX	74316J268

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date    August 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date    August 4, 2014

By (Signature and Title)      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date    August 4, 2014

* Print the name and title of each signing officer under his or her signature.